CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (210,267)	$ (249,752)	$ (414,153)
Adjustments for:
Revenue recognized on acceptance of cryptocurrency	(152,934)	(90,273)	(58,959)
Cost recognized on payment of cryptocurrency	55,941	9,821	8,854
(Receipt) return of cryptocurrency as customer deposits	1,720	5,080	(4,922)
Change in fair value of cryptocurrency	11,428	(42,427)
Change in fair value of financial derivatives	9,473	(17,606)
Other income, net	337	5,025
Realized loss on sale of cryptocurrency			(6,135)
Depreciation and amortization of property, equipment and software	47,347	28,257	59,641
Amortization of intangible assets	212	159
Foreign exchange (loss) gain	477	12,020	(9,302)
Provision of allowance for doubtful receivables	85	2,982	14
Deferred income tax (benefit) expense	72	66,150	(45,686)
Loss (gain) on disposal of property, equipment and software	(1,576)	(7,215)	18
Share-based compensation expense	22,799	30,916	42,074
Change in fair value of financial instruments other than derivatives	46,584	(20,571)	10,918
Excess of fair value of convertible preferred shares	28,179	50,725	59,199
Reduction in the carrying amount of the operating lease right-of-use assets	1,721	1,910	2,481
Interest of operating lease liabilities	101	90	115
Interest of long-term loan	628	521
Impairment loss of cryptocurrency			4,706
Impairment loss of property, equipment and software	10,167	11,303	21,126
Write-down of inventories	14,055	90,807	174,838
Write-down of prepayments	694	9,745	5,627
Provision for reserve for inventory purchase commitments	3,904		9,816
Unrecognized tax benefit	924	6,933
Changes in assets and liabilities:
Accounts receivable	(17,661)	97	(3,011)
Inventories	(138,321)	(129,272)	(123,679)
Cryptocurrency		(1,761)
Prepayments and other current assets	(8,082)	43,321	122,471
Other non-current assets	(3)	3	2,008
Accounts payable	10,841	7,222	(10,237)
Contract liabilities	(15,112)	4,802	19,026
Income tax payable	(701)	588	(3,596)
Accrued liabilities and other current liabilities	6,775	(26,238)	6,332
Other non-current liabilities	370	(517)	9,161
Operating lease liabilities	(1,395)	(2,107)	(2,365)
Net cash used in operating activities	(271,218)	(199,262)	(123,620)
Cash flows from investing activities:
Purchase of property, equipment and software	(24,612)	(19,304)	(3,312)
Proceeds from disposal of property, equipment and software	686	8,783	2,295
Proceeds from sale of cryptocurrency	93,077	71,494	40,645
Purchase of cryptocurrency	(12,419)
Net cash (used in) investing activities	56,732	60,973	39,628
Cash flows from financing activities:
Payment for repurchase of ordinary shares	(5,000)
Proceeds from issuance of convertible preferred shares, net of issuance costs	99,650	129,810	24,575
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost	1
Proceeds from borrowings from long-term loan		9,937
Repayment of long-term loan	(16,972)
Proceeds from resale of treasury stock	1,609	768	2,420
Repurchase for tax withholdings on vesting of restricted share units	(1,609)	(768)	(2,420)
Net cash provided by financing activities	197,879	139,747	90,005
Net increase (decrease) in cash	(16,607)	1,458	6,013
Effect of exchange rate changes on cash	897	(1,124)	(11,410)
Cash at the beginning of year	96,488	96,154	101,551
Cash at the end of year	80,778	96,488	96,154
Supplemental disclosure of cash flow information:
Cash paid for interest	1,338	370
Cash paid for income tax	1,437	52	2,876
Supplemental disclosure of non-cash investing and financing activities:
Mining equipment transferred from inventory to property, equipment and software	38,038	38,405	24,052
Issuance of ordinary shares pursuant to share lending arrangement	944	$ 236	511
At-the-Market Offering Agreements
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	49,470		$ 65,430
Registered Direct Offering
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	$ 70,730